Earnings Per Share - Calculation of Basic and Diluted Earnings Per Share Amounts (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net profit attributable to ordinary equity holders of the parent for basic earnings	₽ 3,114	₽ 2,474	₽ 5,187
Weighted average number of ordinary shares for basic earnings per share	60,755,706	60,477,840	57,819,164
Effect of share-based payments	404,357	167,197	147,851
Weighted average number of ordinary shares for diluted earnings per share	61,160,063	60,645,037	57,967,015
Basic, profit attributable to ordinary equity holders of the parent	₽ 51.25	₽ 40.91	₽ 89.72
Diluted, profit attributable to ordinary equity holders of the parent	₽ 50.92	₽ 40.79	₽ 89.49